Commitments and Contingencies (Tables)	12 Months Ended
Feb. 03, 2018
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments of Operating Leases

Future minimum lease payments of operating leases as of February 3, 2018 were as follows (in thousands):

Fiscal Year	Dollars in Thousands
2018	$302,622
2019	303,112
2020	292,917
2021	282,214
2022	266,405
Thereafter	1,978,138

Total	$3,425,408

Summary of Future Minimum Lease Payments of Capital Leases

Future minimum lease payments of capital leases and financing obligations for arrangements that did not qualify for sale-lease back accounting as of February 3, 2018 are as follows (in thousands):

Fiscal Year	Future minimum payments
2018	$4,791
2019	4,510
2020	4,807
2021	4,833
2022	4,894
Thereafter	39,333

63,168
Amount representing interest	(27,466)

Total	$35,702